Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Commitments for the purchase of property, plant and equipment related to incomplete projects	$ 4.5
Commitments for outsourced services, professional, maintenance and other services	34.3
Severance commitments related to restructuring	1.7	$ 2.2
Operating lease commitments	117.5
Minimum non-cancelable sublease rental commitments	34.7
Rent expense	23.8	$ 22.2	$ 22.5
Employee terminations
Other Commitments [Line Items]
Severance commitments related to restructuring	$ 1.6